Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2024
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of 2 years or the remaining lease term
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years